Document and Entity Information	May 22, 2026
Details
Registrant CIK	0001131903
Registrant Name	SPECTRAL CAPITAL CORPORATION
SEC Form	8-K
Period End date	May 22, 2026
Tax Identification Number (TIN)	88-0472860
Emerging Growth Company	false
Entity Incorporation, State or Country Code	NV
Entity File Number	000-50274
Entity Address, Address Line One	701 Fifth Avenue
Entity Address, Address Line Two	Suite 4200
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98104
City Area Code	206
Local Phone Number	262-7799
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false